                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   2/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total:     $571,536,816

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                        DECEMBER 31, 1999

ITEM 1               ITEM 2         ITEM 3      ITEM 4       ITEM 5               ITEM 6          ITEM 7        ITEM 8
                      TITLE                    FAIR          SHARES        INVESTMENT DISCRETION  OTHER       VOTING AUTHORITY
                       OF                      MARKET         OF           ---------------------  MANAGERS   ----------------
   SECURITY           CLASS        CUSIP       VALUE        PRINCIPAL      SOLE  SHARED  SHARED             SOLE    SHARE    NONE
                                                                                 DEFINED OTHER
   --------           -----        -----       ------       --------       ----- ------- ------   -------   ----    -----    ----

COMMON STOCKS
-------------

3COM CORP            Common Stock  885535104    7,576,400     161,200      161,200                        146,800   14,400
ADFORCE INC          Common Stock  006867105   10,342,237     144,900      144,900                        130,200   14,700
AIR EXPRESS
  INTERNATIONAL      Common Stock  009104100   18,114,387     560,600      560,600                        502,500   58,100
AMERICA ONLINE INC   Common Stock  023645104    8,382,366     110,476      110,476                        110,476        0
AMERICAN INTL
  GROUP INC          Common Stock  026874107   12,767,832     118,084      118,084                        118,084        0
ASSOCIATED GROUP     Common Stock  045651106   34,337,375     376,300      376,300                        345,400   30,900
BOISE CASCADE
  OFFICE PRODUCT     Common Stock  097403109    1,614,000     107,600      107,600                        103,300    4,300
CHAMPPS
 ENTERTAINMENT       Common Stock  158787101    7,672,371   2,192,106    2,192,106                      1,724,106  468,000
CISCO SYSTEMS        Common Stock  17275R102   11,514,330     107,485      107,485                        107,485        0
CLARIFY INC          Common Stock  180492100   23,650,200     187,700      187,700                        169,700   18,000
CVS CORP DELAWARE    Common Stock  126650100    3,870,546      97,067       97,067                         97,067        0
DOUBLECLICK INC.     Common Stock  2586D9304   21,465,520      84,823       84,823                         84,823        0
EMC CORP-MASS        Common Stock  268648102      327,750       3,000        3,000                          3,000        0
FLEET BOSTON CORP.   Common Stock  339030108      412,319      11,844       11,844                         11,844        0
FLYCAST
 COMMUNICATIONS      Common Stock  344067103   18,788,962     144,600      144,600                        131,300   13,300
FRESENIUS NATIONAL
  MEDICAL            Common Stock  358030203          785      78,500       78,500                         78,500        0
GEERLINGS &
  WADE INC.          Common Stock  368473104      756,187     109,000      109,000                         97,400   11,600
GENERAL ELECTRIC     Common Stock  369604103    9,372,433      60,565       60,565                         60,565        0
GENERAL INSTRUMENT
  CORP NEW           Common Stock  370120107   23,332,500     274,500      274,500                        202,900   71,600
GENERAL MAGIC INC.   Common Stock  370253106      170,887      44,100       44,100                         40,000    4,100
GENESYS TELECOM
  LABS INC.          Common Stock  371931106   40,683,600     753,400      753,400                        673,100   80,300
GLOBAL CROSSING LTD  Common Stock  G3921A100   34,936,050     698,721      698,721                        698,721        0
HNC SOFTWARE INC     Common Stock  40425P107    2,569,725      24,300       24,300                         24,300        0
HONEYWELL            Common Stock  438506107    3,567,221      61,837       61,837                         61,837        0


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HOWMET INTL INC      Common Stock  443208103    7,486,906     414,500      414,500                        376,700   37,800
INAMED CORP.         Common Stock  453235103    3,795,450      86,506       86,506                         86,506        0
INFINITY
  BROADCASTING CORP. Common Stock  45662S102    4,337,071     119,850      119,850                        119,850        0
JOHNSON & JOHNSON    Common Stock  478160104    1,239,012      13,287       13,287                         13,287        0
LUCENT TECHNOLOGIES  Common Stock  55268B106    4,591,350      61,218       61,218                         61,218        0
MCI WORLDCOM INC     Common Stock  98155K102    7,310,367     137,769      137,769                        137,769        0
MEDIAONE GROUP INC   Common Stock  58440J104   16,967,881     220,900      220,900                        182,100   38,800
MEDTRONIC INC        Common Stock  585055106    8,036,727     220,562      220,562                        220,562        0
MIDAMERICAN
  ENERGY HLDGS       Common Stock  59562V107    4,042,500     120,000      120,000                        109,000   11,000
MILLENNIUM
  PHARMACEUTICALS    Common Stock  599902103    2,041,182      16,731       16,731                         16,731        0
O'SULLIVAN
  INDUSTRIES
  $1 PER
  SHARE 12%          Preferred Stock67104Q205   3,016,350   2,010,900    2,010,900                      2,010,900        0
OAK INDUSTRIES INC.  Common Stock  671400505    2,865,375      27,000       27,000                         26,000    1,000
OPTICAL COATING
  LABORATORY         Common Stock  683829105   32,530,400     109,900      109,900                         99,400   10,500
RAZORFISH INC.       Common Stock  755236106    4,395,345      46,206       46,206                         46,206        0
REPULBIC NY CORP     Common Stock  760719104   47,700,000     662,500      662,500                        616,000   46,500
RETEK INC.           Common Stock  76128Q109    9,963,100     132,400      132,400                        132,400        0
REYNOLDS METALS CO.  Common Stock  852061100    2,084,200      27,200       27,200                         21,200    6,000
SENSAR CORPORATION   Common Stock  817253107      559,300       9,400        9,400                          8,400    1,000
SOLECTRON CORP       Common Stock  834182107   15,075,505     158,481      158,481                        158,481        0
SUNTRUST BANKS INC   Common Stock  867914103    4,359,960      63,360       63,360                         63,360        0
TELEBANC FINANCIAL
  CORP               Common Stock  87925R109   11,466,000     441,000      441,000                        401,800   39,200
US WEST INC.         Common Stock  91273H101   31,903,200     443,100      443,100                        393,100   50,000
VODAFONE PLC ADR     Common Stock  92857T107   42,768,000     864,000      864,000                        864,000        0
WELLS FARGO          Common Stock  949746101    6,056,890     149,784      149,784                        149,784        0
XPEDIOR INC.         Common Stock  98413B100      718,750      25,000       25,000                         25,000        0
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